Income per Share - Schedule of earnings per share, basic and diluted (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	228,137,757	118,593,637	205,198,800	114,664,155
Effect of dilutive stock options and warrants	0	0	13,054,971	0
Diluted weighted average common shares outstanding	228,137,757	118,593,637	218,253,771	114,664,155